UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05820

Helios Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

Three World Financial Center, 200 Vesey Street, 10th Floor, New York, NY 10281-1010

(Address of principal executive offices) (Zip code)

Steven M. Pires, Three World Financial Center, 200 Vesey Street, New York, NY 10281-1010

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-497-3746

Date of fiscal year end: November 30, 2009

Date of reporting period: August 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments

HELIOS TOTAL RETURN FUND, INC.

Portfolio of Investments (Unaudited)

August 31, 2009

	Interest Rate	Maturity	Principal Amount (000s)	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 54.0%
U.S. Government Agency Collateralized Mortgage Obligations - 0.7%
Federal National Mortgage Association
Series 1997-79, Class PL	6.85%	12/18/27	$632	$688,828
Series 1998-W6, Class B3 [1,5]	7.09	10/25/28	782	522,302

Total U.S. Government Agency Collateralized Mortgage Obligations
(Cost - $1,306,258)				1,211,130

U.S. Government Agency Pass-Through Certificates - 49.6%
Federal Home Loan Mortgage Corporation
Pool A16170 [8]	6.00	12/01/33	2,274	2,414,324
Pool A17112 [9]	6.00	12/01/33	7,704	8,177,463
Pool A25455	6.50	08/01/34	1,757	1,880,041
Pool C53494	7.50	06/01/31	49	54,763
Pool C59641	8.00	10/01/31	351	397,939
Pool C58516	8.00	09/01/31	132	149,203
Pool C56878	8.00	08/01/31	117	132,806
Pool C60423	8.50	10/01/31	118	135,697
Pool C55166	8.50	07/01/31	211	242,506
Pool C55167	8.50	07/01/31	74	85,307
Pool C55168	8.50	07/01/31	79	91,096
Pool C55169	8.50	07/01/31	187	214,553
Pool G01466	9.50	12/01/22	1,118	1,251,310
Pool 555538	10.00	03/01/21	678	759,854
Federal National Mortgage Association	4.50	TBA	5,000	5,026,560
Pool 949293 [2]	5.86	10/01/37	3,577	3,756,806
Pool 811125	6.00	02/01/35	2,388	2,525,658
Pool 649881 [8]	6.00	09/01/32	1,710	1,817,415
Pool 955369 [2,9]	6.02	11/01/37	5,320	5,607,194
Pool 940363 [9]	6.50	06/01/37	6,935	7,402,732
Pool 941332	6.50	07/01/37	1,734	1,857,792
Pool 945836	6.50	08/01/37	3,810	4,066,499
Pool 948362	6.50	08/01/37	1,954	2,085,395
Pool 809240	6.50	01/01/35	1,118	1,202,726
Pool 655843	6.50	09/01/32	1,522	1,643,017
Pool 654917 [9]	6.50	08/01/32	3,566	3,848,832
Pool 555933	7.00	06/01/32	5,503	6,057,318
Pool 645912	7.00	06/01/32	1,048	1,150,390
Pool 645913	7.00	06/01/32	1,255	1,377,081
Pool 896391 [8]	7.50	06/01/36	1,576	1,708,314
Pool 885034	7.50	05/01/36	1,310	1,420,459
Pool 735576	7.50	11/01/34	2,185	2,436,404
Pool 255053	7.50	12/01/33	348	385,015
Pool 545990	7.50	04/01/31	2,156	2,401,869
Pool 827853	7.50	10/01/29	407	453,684
Pool 789284	7.50	05/01/17	311	322,282
Pool 784369	7.50	07/01/13	203	213,928
Pool 887694	8.00	06/01/36	471	512,492
Pool 735800	8.00	01/01/35	1,271	1,437,549
Pool 398800	8.00	06/01/12	345	364,540
Pool 545436	9.00	10/01/31	490	560,913
Pool 852865 [8]	9.00	07/01/20	1,603	1,762,960
Pool 458132 [8]	9.42	03/15/31	1,849	2,084,030

Total U.S. Government Agency Pass-Through Certificates
(Cost - $78,449,247)				81,476,716

U.S. Treasury Obligations - 3.7%
United States Treasury Note [9]
(Cost - $5,474,875)	4.50	05/15/17	5,600	6,106,190
Total U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost - $85,230,380)				88,794,036
ASSET-BACKED SECURITIES - 22.2%
Housing Related Asset-Backed Securities - 19.7%
125 Home Loan Owner Trust
Series 1998-1A, Class M2 [1,3,5]	8.25/8.75	02/15/29	137	106,821
Access Financial Manufactured Housing Contract Trust
Series 1995-1, Class B1	7.65	05/15/21	8,517	6,970,654
Argent Securities Inc.
Series 2006-W5, Class A2B [2,4,13]	0.37	06/25/36	59	49,879

See Notes to Portfolios of Investments and Notes to Financial Statements.

HELIOS TOTAL RETURN FUND, INC.

Portfolio of Investments (Unaudited)

August 31, 2009

	Interest Rate	Maturity	Principal Amount (000s)	Value
ASSET-BACKED SECURITIES (continued)
Asset-Backed Funding Certificates
Series 2005-AQ1, Class B1 [1,3,5]	5.75/6.25%	06/25/35	$1,986	$104,744
Series 2005-AQ1, Class B2 [1,3,5]	5.75/6.25	06/25/35	2,087	59,200
Asset-Backed Securities Corp. Home Equity
Series 2006-HE3, Class A4 [2,4,13]	0.44	03/25/36	914	562,986
Carrington Mortgage Loan Trust
Series 2006-FRE2, Class A2 [2,4,13]	0.39	10/25/36	1,456	1,197,275
Credit-Based Asset Servicing and Securitization LLC
Series 2005-CB8, Class AF2 [3,13]	5.30/5.80	12/25/35	628	567,743
Countrywide Asset-Backed Certificates
Series 2006-26, Class 2A1 [2,4,13]	0.35	06/25/37	50	48,460
Fieldstone Mortgage Investment Corp.
Series 2006-3, Class 2A3 [2,4,13]	0.43	11/25/36	2,215	708,060
Fremont Home Loan Trust
Series 2006-B, Class 2A2 [2,4,13]	0.37	08/25/36	262	163,444
Green Tree
Series 2008-MH1, Class A3 [1,5]	8.97	04/25/38	3,657	3,706,869
Green Tree Financial Corp.
Series 1998-3, Class A6	6.76	03/01/30	2,300	2,007,308
Series 1997-6, Class A9	7.55	01/15/29	1,712	1,636,093
GSAMP Trust
Series 2006-HE5, Class A2B [2,4,13]	0.37	08/25/36	475	404,011
IXIS Real Estate Capital Trust
Series 2006-HE1, Class A3 [2,4,13]	0.47	03/25/36	396	340,797
JP Morgan Mortgage Acquisition Corp.
Series 2007-CH1, Class AF1B [3,13]	5.94/6.44	11/25/36	150	145,683
Long Beach Mortgage Loan Trust
Series 2005-3, Class 2A2 [2,4,13]	0.55	08/25/45	734	678,323
Merrill Lynch First Franklin Mortgage Loan Trust
Series 2007-2, Class A2A [2,4,13]	0.38	05/25/37	91	87,109
Mid-State Trust
Series 10, Class B	7.54	02/15/36	1,323	939,467
Series 2004-1, Class M2	8.11	08/15/37	2,069	1,885,915
Morgan Stanley Capital Inc.
Series 2006 HE6, Class A2B [2,4,13]	0.37	09/25/36	1,325	967,755
Series 2006-WMC2, Class A2C [2,4,13]	0.42	07/25/36	4,030	1,188,850
Series 2006-HE1, Class A3 [2,4,13]	0.45	01/25/36	1,646	1,332,431
Option One Mortgage Loan Trust
Series 2005-4, Class A3 [2,4,13]	0.53	11/25/35	909	763,297
Residential Asset Securities Corp.
Series 2006-KS7, Class A2 [2,4,13]	0.37	09/25/36	224	212,317
Securitized Asset-Backed Receivables LLC Trust
Series 2005-FR5, Class A1A [2,4,13]	0.56	08/25/35	689	643,912
Series 2005-HE1, Class A1A [1,2,4,5,13]	0.57	10/25/35	528	513,707
Specialty Underwriting & Residential Finance
Series 2006-BC3, Class A2B [2,4,13]	0.36	06/25/37	1,418	1,285,994
Series 2006-AB2, Class A2B [2,4,13]	0.37	06/25/37	89	87,607
Structured Asset Securities Corp.
Series 2006-BC3, Class A2 [2,4,13]	0.32	10/25/36	703	657,039
Series 2005-6, Class B5 [2]	5.33	05/25/35	940	9,399
Series 2005-6, Class B6 [2]	3.16	05/25/35	620	930
Vanderbilt Mortgage Finance, Inc.
Series 2001-B, Class A5	6.96	09/07/31	2,000	1,835,888
Washington Mutual Asset-Backed Certificates
Series 2006 HE5, Class 2A1 [2,4,13]	0.33	10/25/36	686	512,541

Total Housing Related Asset-Backed Securities
(Cost - $44,067,614)				32,382,508

Non-Housing Related Asset-Backed Securities - 0.4%
Airplanes Pass Through Trust
Series 1R, Class A8 [2,4]	0.65	03/15/19	820	730,170
Securitized Multiple Asset Rated Trust
Series 1997-2, Class A [6,12]	0.00	10/01/12	2,263	1

Total Non-Housing Related Asset-Backed Securities
(Cost - $805,422)				730,171

See Notes to Portfolios of Investments and Notes to Financial Statements.

HELIOS TOTAL RETURN FUND, INC.

Portfolio of Investments (Unaudited)

August 31, 2009

	Interest Rate	Maturity	Principal Amount (000s)	Value
ASSET-BACKED SECURITIES (continued)
Franchise Securities - 0.1%
Franchisee Loan Receivable Trust
Series 1995-B, Class A [1,2,5,6]
(Cost - $677,199)	10.25%	10/01/15	$677	$149,390

Collateralized Debt Obligations - 2.0%
Anthracite CDO I Limited
Series 2002-CIBA, Class CFL [1,2,5]	1.52	05/24/37	5,000	2,539,470
Apidos CDO
Series 2005-2A, Class B [1,2,5]	1.30	12/21/18	2,000	720,000
Porter Square CDO I Limited
Series 1A, Class C [1,2,5]	4.55	08/15/38	2,127	21

Total Collateralized Debt Obligations
(Cost - $9,094,879)				3,259,491
Total ASSET-BACKED SECURITIES
(Cost - $54,645,114)				36,521,560
COMMERCIAL MORTGAGE-BACKED SECURITIES - 10.1%
Banc of America Commercial Mortgage Trust
Series 2007-3, Class A4 [2]	5.84	06/10/49	410	314,082
Series 2006-2, Class J [1,5]	5.48	05/10/45	332	25,582
Series 2007-2, Class K [1,2,5]	5.88	04/10/49	5,000	255,620
Bear Stearns Commercial Mortgage Securities
Series 2006-PW13, Class J [1,5]	5.26	09/11/41	896	89,591
Series 2006-PW13, Class K [1,5]	5.26	09/11/41	693	61,947
Series 2006-PW11, Class H [1,2,5]	5.62	03/11/39	1,700	219,334
Series 2007-T28, Class F [1,2,5]	6.18	09/11/42	250	29,496
Series 2006-PW13, Class H [1,2,5]	6.23	09/11/41	4,083	455,250
Series 1999-C1, Class D [2]	6.53	02/14/31	5,000	3,489,365
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2006-CD2, Class J [1,2,5]	5.65	01/15/46	1,000	70,787
Commercial Mortgage Lease-Backed Certificate
Series 2001-CMLB, Class A1 [1,5]	6.75	06/20/31	1,429	1,515,778
Credit Suisse First Boston Mortgage
Series 2004-C5, Class J [1,5]	4.65	11/15/37	1,000	109,121
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class L [1,5]	5.15	09/15/39	684	26,437
Series 2006-C4, Class M [1,5]	5.15	09/15/39	754	29,143
Series 2006-C1, Class K [1,2,5]	5.73	02/15/39	4,715	433,492
Series 2006-C4, Class K [1,2,5]	6.29	09/15/39	4,950	208,296
Series 2007-C3, Class A4 [2]	5.91	06/15/39	740	542,033
Series 2006-C4, Class A3	5.47	09/15/39	784	599,906
Series 2007-C2, Class A3	5.54	01/15/49	44	32,023
Series 2007-C5, Class A4	5.70	09/15/40	1,131	832,410
GS Mortgage Securities Corp II
Series 2007-GG10, Class A4 [2]	6.00	08/10/45	1,848	1,444,685
JP Morgan Alternative Loan Trust
Series 2006-S1, Class 3A1A	5.35	03/25/36	178	174,800
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB14, Class H [1,2,5]	5.72	12/12/44	2,300	209,328
Series 2007-CB18, Class G [1,2,5]	5.92	06/12/47	1,200	77,690
Series 2007-LD11, Class J [1,2,5]	6.01	06/15/49	511	40,623
Series 2007-LD11, Class K [1,2,5]	6.01	06/15/49	939	66,089
Series 2006-LDP9, Class A3	5.34	05/15/47	665	554,547
Series 2007-CB20, Class A4	5.79	02/12/51	583	478,011
LB-UBS Commercial Mortgage Trust
Series 2002-C2, Class L [1,5]	5.68	07/15/35	5,300	2,858,147
LNR CDO V Limited
Series 2007-1A, Class F [1,2,5]	1.71	12/26/49	3,750	75,000
Morgan Stanley Capital I
Series 2006-T21, Class H [1,2,5]	5.43	10/12/52	1,500	167,096
Series 2006-IQ11, Class J [1,5]	5.53	10/15/42	256	16,354
Series 2007-T27, Class G 1,2,5	5.80	06/11/42	501	32,419
Series 2007-HQ13, Class A3	5.57	12/15/44	357	278,753

See Notes to Portfolios of Investments and Notes to Financial Statements.

HELIOS TOTAL RETURN FUND, INC.

Portfolio of Investments (Unaudited)

August 31, 2009

	Interest Rate	Maturity	Principal Amount (000s)	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust
Series 2005-C16, Class H [1,2,5]	5.54%	10/15/41	$4,000	$812,788
Total COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost - $55,068,718)				16,626,023
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 7.5%
Subordinated Collateralized Mortgage Obligations - 7.5%
American Home Mortgage Investment Trust
Series 2005-2, Class 5A3 [3]	5.08/5.58	09/25/35	1,143	1,120,623
Banc of America Funding Corp.
Series 2003-3, Class B4 [2]	5.47	10/25/33	788	347,699
Series 2003-3, Class B5 [2]	5.47	10/25/33	788	274,598
Series 2003-3, Class B6 [2,6]	5.47	10/25/33	790	60,466
Banc of America Mortgage Securities, Inc.
Series 2005-4, Class B4	5.50	05/25/35	513	113,247
Series 2005-4, Class B5 [6]	5.50	05/25/35	384	4,328
Series 2005-4, Class B6 [6]	5.50	05/25/35	257	254
Series 2005-5, Class 30B4 [6]	5.50	06/25/35	753	22,698
Series 2005-5, Class 30B5 [6]	5.50	06/25/35	565	6,427
Series 2005-5, Class 30B6 [6]	5.50	06/25/35	195	170
Series 2007-4, Class B3 [2]	6.19	12/28/37	485	21,045
Series 2001-4, Class 1B3	6.75	04/20/31	997	815,204
Conseco Finance Securitizations Corp.
Series 2001-4, Class A4	7.36	09/01/33	482	476,862
Countrywide Alternative Loan Trust
Series 2006-0C8, Class 2A2A [2,4]	0.39	11/25/36	1,950	941,329
Countrywide Home Loans
Series 2003-J13, Class B3 [2,6]	5.23	01/25/34	338	113,334
Series 2003-J13, Class B4 [2,6]	5.23	01/25/34	507	67,244
Series 2003-J13, Class B5 [2]	5.23	01/25/34	203	6,078
Series 2003-57, Class B3 [6]	5.50	01/25/34	433	163,705
Series 2007-11, Class B2	6.00	08/25/37	673	7,085
Series 2007-17, Class B1 [2]	6.20	10/25/37	1,198	70,626
First Horizon Mortgage Pass-Through Trust
Series 2005-4, Class B5 [1,2,5]	5.45	07/25/35	397	9,914
Series 2005-4, Class B6 [1,2,5]	5.45	07/25/35	199	1,489
First Republic Mortgage Loan Trust
Series 2000-FRB1, Class B3 [2]	0.77	06/25/30	158	128,640
GSR Mortgage Loan Trust
Series 2004-5, Class 3A2 [2]	4.68	05/25/34	744	719,642
Harborview Mortgage Loan Trust
Series 2005-1, Class B4 [1,2,4,5]	2.03	03/19/35	818	34,422
Series 2005-2, Class B4 [1,2,4,5]	2.03	05/19/35	1,948	9,739
Series 2005-9, Class B11 [1,2,4,5]	2.02	06/20/35	768	61,407
JP Morgan Mortgage Trust
Series 2003-A2, Class B4 [2]	4.67	11/25/33	479	105,065
Merrill Lynch Mortgage Investors Trust
Series 2006-AF1, Class AF2B	6.25	08/25/36	2,710	2,067,652
Residential Finance Limited Partnership
Series 2004-B, Class B5 [1,2,5]	1.80	02/10/36	3,107	994,293
Residential Funding Mortgage Securities I, Inc.
Series 2004-S1, Class B1	5.25	02/25/34	537	126,410
Series 2004-S1, Class B3	5.25	02/25/34	197	9,249
Series 2003-S7, Class B2	5.50	05/25/33	563	89,326
Series 2003-S7, Class B3 [6,10]	5.50	05/25/33	803	100,454
Series 2003-S2, Class B1 [1,5]	5.75	02/25/33	253	189,357
Series 2007-S7, Class M2	6.00	07/25/37	249	9,977
Resix Finance Limited Credit-Linked Notes
Series 2005-C, Class B7 [1,2,5]	3.35	09/10/37	3,761	263,251
Series 2004-C, Class B7 [1,2,5]	3.75	09/10/36	1,384	318,292
Series 2003-D, Class B7 [1,2,5,6]	6.00	12/10/35	1,631	841,186
Series 2003-CB1, Class B8 [1,2,5]	7.00	06/10/35	1,152	690,674
Series 2006-C, Class B11 [1,2,5]	7.52	07/15/38	992	39,697
Series 2006-C, Class B12 [1,2,5]	9.52	07/15/38	1,642	82,083
Series 2004-A, Class B10 [1,2,5]	11.75	02/10/36	762	245,529

See Notes to Portfolios of Investments and Notes to Financial Statements.

HELIOS TOTAL RETURN FUND, INC.

Portfolio of Investments (Unaudited)

August 31, 2009

	Interest Rate	Maturity	Principal Amount (000s)	Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued)
Washington Mutual
Series 2005-AR2, Class B11 [1,2,4,5]	1.47%	01/25/45	$509	$1,272
Series 2005-AR2, Class B9 [2,4]	1.47	01/25/45	1,121	11,213
Series 2003-S1, Class B4 [1,5]	5.50	04/25/33	263	160,279
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-6, Class B4	5.50	06/25/34	1,620	242,969
Series 2004-6, Class B5	5.50	06/25/34	972	29,162
Series 2004-6, Class B6	5.50	06/25/34	338	1,688
Series 2002-10, Class B6 [6]	6.00	06/25/32	326	150,922
Total Subordinated Collateralized Mortgage Obligations
(Cost - $37,318,642)
Total NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES
(Cost - $37,318,642)				12,368,275
INTEREST ONLY SECURITIES - 5.0%
Banc of America Commercial Mortgage Inc.
Series 2003-1, Class XP2 [1,2,5,11]	1.44	09/11/36	37,340	278,931
Commercial Mortgage Pass Through Certificates
Series 2001-J2A, Class EIO [1,2,5,11]	3.87	07/16/34	10,000	1,779,460
GMAC Commercial Mortgage Securities, Inc.
Series 2003-C1, Class X1 [1,2,5,11]	0.57	05/10/36	74,367	2,671,206
GS Mortgage Securities Corp. II
Series 2001-ROCK, Class X1 [1,2,5,11]	0.37	05/03/18	240,441	823,511
Vendee Mortgage Trust
Series 1997-2, Class IO [2,11]	0.06	06/15/27	23,731	35,787
Wachovia Bank Commercial Mortgage Trust
Series 2002-C2, Class IO1 [1,2,5,11]	0.69	11/15/34	75,250	2,548,578
Total INTEREST-ONLY SECURITIES
(Cost - $8,919,497)				8,137,473
HIGH YIELD CORPORATE BONDS - 18.0%
Basic Industry - 2.5%
AK Steel Corp.	7.75	06/15/12	400	399,500
Arch Western Finance LLC	6.75	07/01/13	400	382,000
Buckeye Technologies Inc.	8.50	10/01/13	400	410,000
Chemtura Corp. [12]	6.88	06/01/16	250	227,500
Domtar Corp.	10.75	06/01/17	400	436,000
Freeport McMoRan Copper & Gold	8.38	04/01/17	400	417,000
Georgia-Pacific Corp.	8.13	05/15/11	400	411,000
Steel Dynamics Inc.	6.75	04/01/15	350	326,375
U.S. Steel Corp.	7.00	02/01/18	350	333,963
Verso Paper Holdings LLC / Verso Paper Inc. [1,5]	11.50	07/01/14	400	392,000
Westlake Chemical Corp.	6.63	01/15/16	400	380,000

Total Basic Industry
(Cost - $4,042,276)				4,115,338

Capital Goods - 2.1%
Alliant Techsystems Inc.	6.75	04/01/16	650	620,750
Case Corp.	7.25	01/15/16	650	619,125
Crown Cork & Seal Company Inc.	8.00	04/15/23	400	372,000
L-3 Communications Corp.	6.13	01/15/14	500	477,500
Mueller Water Products Inc.	7.38	06/01/17	250	185,000
Owens-Illinois Inc.	7.80	05/15/18	400	394,000
Terex Corp.	7.38	01/15/14	400	382,000
Texas Industries Inc.	7.25	07/15/13	250	233,750
Trinity Industries Inc.	6.50	03/15/14	250	243,750

Total Capital Goods
(Cost - $3,654,457)				3,527,875

Consumer Cyclical - 2.6%
ACE Hardware Corp. [1,5]	9.13	06/01/16	400	408,000
Collective Brands Inc.	8.25	08/01/13	400	390,000
Couche-Tard U.S. LP	7.50	12/15/13	400	400,000
Ford Motor Credit Co.	7.00	10/01/13	400	356,705
Freedom Group Inc. [1,5]	10.25	08/01/15	100	103,000
Gamestop Corp.	8.00	10/01/12	400	405,000
Levi Strauss & Co.	9.75	01/15/15	400	409,000
Limited Brands Inc. [1,5]	8.50	06/15/19	400	405,212
MGM Mirage Inc. [1,5]	10.38	05/15/14	400	421,000

See Notes to Portfolios of Investments and Notes to Financial Statements.

HELIOS TOTAL RETURN FUND, INC.

Portfolio of Investments (Unaudited)

August 31, 2009

	Interest Rate	Maturity	Principal Amount (000s)	Value
HIGH YIELD CORPORATE BONDS (continued)
MTR Gaming Group Inc. [1,5]	12.63%	07/15/14	$270	$263,250
Phillips-Van Heusen Corp.	7.25	02/15/11	400	402,000
TRW Automotive Inc. [1,5]	7.25	03/15/17	400	336,000

Total Consumer Cyclical
(Cost - $4,283,611)				4,299,167

Consumer Non-Cyclical - 2.0%
B&G Foods Inc.	8.00	10/01/11	500	500,000
Church & Dwight Company Inc.	6.00	12/15/12	400	405,000
Constellation Brands Inc.	7.25	05/15/17	400	387,000
Corrections Corporation of America	7.75	06/01/17	500	493,750
Deluxe Corp.	7.38	06/01/15	400	358,000
Jarden Corp.	7.50	05/01/17	400	385,000
Stater Brothers Holdings	8.13	06/15/12	400	403,500
SUPERVALU Inc.	7.50	05/15/12	400	404,000

Total Consumer Non-Cyclical
(Cost - $3,303,409)				3,336,250

Energy - 3.7%
Chesapeake Energy Corp.	6.88	01/15/16	400	367,000
CONSOL Energy Inc.	7.88	03/01/12	250	243,750
El Paso Corp.	6.88	06/15/14	500	487,748
Ferrellgas LP	6.75	05/01/14	400	367,000
Frontier Oil Corp.	6.63	10/01/11	400	398,000
Newfield Exploration Co.	6.63	09/01/14	500	482,500
Peabody Energy Corp.	6.88	03/15/13	500	500,000
Pioneer Natural Resources Co.	6.65	03/15/17	500	458,343
Plains Exploration & Production Co.	7.63	06/01/18	400	378,000
Quicksilver Resources Inc.	11.75	01/01/16	400	424,000
Range Resources Corp.	7.50	05/15/16	400	396,000
SESI LLC	6.88	06/01/14	400	380,000
Southwestern Energy Co. [1,5]	7.50	02/01/18	500	503,125
Whiting Petroleum Corp.	7.25	05/01/13	400	396,000
Williams Companies Inc. [1,5]	6.38	10/01/10	250	255,847

Total Energy
(Cost - $6,081,127)				6,037,313

Industrials - 0.3%
Solo Cup Co. [1,5]
(Cost - $403,792)	10.50	11/01/13	400	420,000

Media - 0.5%
Charter Communications Operating LLC [1,5,14]	8.38	04/30/14	400	405,000
Mediacom Broadband LLC	8.50	10/15/15	400	391,000

Total Media
(Cost - $808,139)				796,000

Services Cyclical - 1.9%
AMC Entertainment Inc. [1,5]	8.75	06/01/19	400	397,000
ARAMARK Corp.	8.50	02/01/15	400	388,000
FireKeepers Development Authority [1,5]	13.88	05/01/15	250	253,750
Iron Mountain Inc.	8.63	04/01/13	400	400,000
Iron Mountain Inc.	8.38	08/15/21	500	496,875
Pokagon Gaming Authority [1,5]	10.38	06/15/14	373	376,730
Seneca Gaming Corp.	7.25	05/01/12	400	376,000
United Rentals North America Inc.	6.50	02/15/12	500	480,000

Total Services Cyclical
(Cost - $3,174,425)				3,168,355

Services Non-Cyclical - 0.4%
HCA Inc.	9.25	11/15/16	250	253,125
Service Corp. International	6.75	04/01/16	400	376,000

Total Services Non-Cyclical
(Cost - $652,558)				629,125

Technology & Electronics - 0.3%
Flextronics International Limited	6.25	11/15/14	217	199,640
Sungard Data Systems Inc.	4.88	01/15/14	400	360,000

Total Technology & Electronics
(Cost - $579,132)				559,640

Telecommunications - 1.7%
American Tower Corp.	7.00	10/15/17	400	392,500
Cincinnati Bell Inc.	8.38	01/15/14	400	388,000

See Notes to Portfolios of Investments and Notes to Financial Statements.

HELIOS TOTAL RETURN FUND, INC.

Portfolio of Investments (Unaudited)

August 31, 2009

	Interest Rate	Maturity	Principal Amount (000s)	Value
HIGH YIELD CORPORATE BONDS (continued)
CSC Holdings Inc. [1,5]	8.50%	04/15/14	$500	$507,500
Frontier Communications Corp.	6.25	01/15/13	400	377,500
Lamar Media Corp.	6.63	08/15/15	400	358,000
Qwest Corp.	6.88	09/15/33	410	319,800
Windstream Corp.	7.00	03/15/19	400	366,000

Total Telecommunications
(Cost - $2,703,122)				2,709,300
Total HIGH YIELD CORPORATE BONDS
(Cost - $29,686,048)				29,598,363
Total Investments - 116.8%
(Cost - $270,868,399)				192,045,730
Liabilities in Excess of Other Assets - (16.8)%				(27,669,669)
NET ASSETS - 100.0%				164,376,061

See Notes to Portfolios of Investments and Notes to Financial Statements.

HELIOS FUNDS

Notes to Portfolios of Investments (Unaudited)

August 31, 2009

The following notes should be read in conjunction with the accompanying Portfolios of Investments.

1	—	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2009, the total value of all such investments were as follows:

		Fund	Value	% of Net Assets
		Helios Strategic Mortgage Income Fund, Inc.	$9,803,971	16.66%
		Helios Total Return Fund, Inc.	33,799,916	20.56

2	—	Variable Rate Security - Interest Rate shown is the rate in effect as of August 31, 2009.

3	—	Security is a “step up” bond where the coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.

4	—	Security is a “step up” bond where the coupon increases or steps up at a predetermined date. At that date the coupon increases to LIBOR plus a predetermined margin.

5	—	Private Placement.

6	—	Security is valued in good faith pursuant to the fair value procedures adopted by the Board of Directors. As of August 31, 2009 the total value of all such securities were:

		Fund	Value	% of Net Assets
		Helios Strategic Mortgage Income Fund, Inc.	$391,475	0.67%
		Helios Total Return Fund, Inc.	1,680,579	1.02

7	—	Zero-Coupon Note - Interest rate represents current yield to maturity.

8	—	Portion or entire principal amount delivered as collateral for swap contracts.

9	—	Portion or entire principal amount delivered as collateral for reverse repurchase agreements.

10	—	Represents a class of subordinated mortgage backed securities (First Loss Bonds) that are the first to receive credit losses on the underlying mortgage pools and will continue to receive the credit losses until the subordinated class is paid off.

11	—	Interest rate is based on the notional amount of the underlying mortgage pools.

12	—	Issuer is currently in default on its regularly scheduled interest payment.

13	—	Investment in subprime security. As of August 31, 2009, the total value of all such investments were:

		Fund	Value	% of Net Assets
		Helios Strategic Mortgage Income Fund, Inc.	$13,600,209	23.11%
		Helios Total Return Fund, Inc.	13,119,220	7.98

14	—	Company filed for Chapter 11 bankruptcy protection and has defaulted on regularly scheduled interest payments on subordinated debt. The Fund owns senior debt issued by this Company that continues to receive income payments.

TBA	—	To Be Announced.

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

August 31, 2009

Valuation of Investments: Debt securities, including U. S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the latest price furnished by an independent pricing service or a broker-dealer. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Advisor’s Valuation Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last quoted price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee using procedures established by and under the supervision of each Fund’s Board of Directors. There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of the Funds. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Funds have adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective August 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

August 31, 2009

based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 –	quoted prices in active markets for identical investments

• Level 2 –	quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2009 in valuing the Funds’ investments carried at fair value:

Helios Strategic Mortgage Income Fund, Inc.

Assets	U.S. Government & Agency Obligations	Asset-Backed Securities	Commercial Mortgage- Backed Securities	Non-Agency Residential Mortgage-Backed Securities	Short Term Investments	Total
Description:
Level 1 - Quoted Prices	$—	$—	$—	$—	$—	$—
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	26,603,745	—	—	—	18,000,000	44,603,745
Level 3 - Significant Unobservable Inputs	—	16,711,240	8,139,451	8,778,637	—	33,629,328

Total	$26,603,745	$16,711,240	$8,139,451	$8,778,637	$18,000,000	$78,233,073

Liabilities	Other Financial Instruments*	Total
Description:
Level 1 - Quoted Prices	$—	$—
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	(13,314,145)	(13,314,145)

Total	$(13,314,145)	$13,314,145)

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

August 31, 2009

The following is a reconciliation of assets of which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Asset-Backed Securities	Commercial Mortgage Backed Securities	Non-Agency Residential Mortgage Backed Securities	Total
Balance as of November 30, 2008	$21,231,063	$9,177,118	$10,155,891	$40,564,072
Accrued Discounts/Premiums	191,871	120,787	156,493	469,151
Realized Gain/ Loss	283,305	139,497	(2,226,701)	(1,803,899)
Change in Unrealized Appreciation (Depreciation)	356,314	890,487	8,396,364	9,643,165
Net Purchases (Sales)	(5,351,313)	(2,188,438)	(7,703,410)	(15,243,161)
Net transfers in and/or out of Level 3	—	—	—	—

Balance as of August 31, 2009	$16,711,240	$8,139,451	$8,778,637	$33,629,328

The following is a reconciliation of liabilities of which significant unobservable inputs (Level 3) were used in determining fair value:

Other Financial Instruments*
Balance as of November 30, 2008	$(23,511,811)
Accrued Discounts/Premiums	—
Realized Gain/ Loss	(11,937,555)
Change in Unrealized Appreciation (Depreciation)	10,197,666
Net Termination Payments	11,937,555
Net transfers in and/or out of Level 3	—

Balance as of August 31, 2009	$(13,314,145)

	Investments in securities	Other Financial Instruments*
Change in Unrealized gains or losses relating to assets still held at reporting date	$5,486,011	$(881,850)

Helios Total Return Fund, Inc.

Assets	U.S. Government & Agency Obligations	Asset-Backed Securities	Commercial Mortgage- Backed Securities	Non-Agency Residential Mortgage-Backed Securities	Interest Only Securities	High Yield Corporate Bonds	Total
Description:
Level 1 - Quoted Prices	$—	$—	$—	$—	$—	$—	$—
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	88,794,036	—	—	—	35,787	24,034,591	112,864,414
Level 3 - Significant Unobservable Inputs	—	36,521,560	16,626,023	12,368,275	8,101,686	5,563,772	79,181,316

Total	$88,794,036	$36,521,560	$16,626,023	$12,368,275	$8,137,473	$29,598,363	$192,045,730

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

August 31, 2009

Liabilities	Other Financial Instruments*	Total
Description:
Level 1 - Quoted Prices	$—	$—
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	(4,253,693)	(4,253,693)

Total	$(4,253,693)	$(4,253,693)

The following is a reconciliation of assets of which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	U.S. Government & Agency Obligations	Asset-Backed Securities	Commercial Mortgage Backed Securities	Non-Agency Residential Mortgage Backed Securities	Interest Only Securities	High Yield Corporate Bonds	Total
Balance as of November 30, 2008	$1,344,761	$39,843,087	$24,692,772	$7,617,085	$7,191,956	$20,409,839	$101,099,500
Accrued Discounts/Premiums	(7,394)	357,033	287,803	630,485	(1,116,918)	3,158	154,167
Realized Gain/Loss	(8,472)	(965,113)	456,951	(3,119,083)	(229,209)	(911,578)	(4,776,504)
Change in Unrealized Appreciation (Depreciation)	8,588	3,272,281	1,912,776	11,787,713	2,283,895	2,365,785	21,631,038
Net Purchases (Sales)	7,278	(5,985,728)	(10,724,279)	(4,547,925)	11,896	(1,808,017)	(23,046,775)
Net transfers in and/or out of Level 3	(1,344,761)	—	—	—	(39,934)	(14,495,415)	(15,880,110)

Balance as of August 31, 2009	$—	$36,521,560	$16,626,023	$12,368,275	$8,101,686	$5,563,772	$79,181,316

The following is a reconciliation of liabilities of which significant unobservable inputs (Level 3) were used in determining fair value:

Other Financial Instruments*
Balance as of November 30, 2008	$(16,338,312)
Accrued Discounts/ Premiums	—
Realized Gain/ Loss	(13,690,659)
Change in Unrealized Appreciation (Depreciation)	12,084,619
Net Termination Payments	13,690,659
Net transfers in and/or out of Level 3	—

Balance as of August 31, 2009	$(4,253,693)

	Investments in securities	Other Financial Instruments*
Change in Unrealized gains or losses relating to assets still held at reporting date	$14,848,134	$(386,588)

* Other financial instruments include options, futures, forwards and swap contracts.

Federal Income Tax Basis: The federal income tax basis of the Funds’ investments at August 31, 2009 was as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Helios Strategic Mortgage Income Fund, Inc.	$124,487,430	$1,891,150	$(48,145,507)	$(46,254,357)
Helios Total Return Fund, Inc.	270,868,399	6,137,992	(84,960,661)	(78,822,669)

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

August 31, 2009

Reverse Repurchase Agreements: Each Fund may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such an account for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

At August 31, 2009, the Funds had the following reverse repurchase agreements outstanding:

Helios Strategic Mortgage Income Fund, Inc.

Face Value	Description	Maturity Amount
$4,345,426	Goldman Sachs, 0.22%, dated 08/25/09, maturity date 09/01/09	$4,345,611

	Maturity Amount, including Interest Payable	$4,345,611

	Market Value of Assets Sold Under Agreements	$4,361,564

	Weighted Average Interest Rate	0.22%

Helios Total Return Fund, Inc.

Face Value	Description	Maturity Amount
$12,236,000	Goldman Sachs, 0.40%, dated 08/20/09, maturity date 09/21/09	$12,240,351
6,082,727	Goldman Sachs, 0.22%, dated 08/25/09, maturity date 09/01/09	6,082,988
11,348,000	Credit Suisse, 0.35%, dated 08/26/09, maturity date 09/15/09	11,350,206

$29,666,727

	Maturity Amount, including Interest Payable	$29,673,545

	Market Value of Assets Sold Under Agreements	$31,142,411

	Weighted Average Interest Rate	0.34%

The average daily balances of reverse repurchase agreements outstanding for Helios Strategic Mortgage Income Fund, Inc. and Helios Total Return Fund, Inc. during the period ended August 31, 2009 were approximately $3,101,720 at a weighted average interest rate of 0.37% and $34,242,113 at a weighted average interest rate of 0.78%, respectively. The maximum amount of reverse repurchase agreements outstanding at any time during the period for Helios Strategic Mortgage Income Fund, Inc. and Helios Total Return Fund, Inc. were $10,656,656 and $46,592,940, which were 14.72% and 23.40% of total assets, respectively.

Swap agreements: The Fund may enter into swap agreements to manage its exposure to various risks. An interest rate swap agreement involves the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A total rate of return swap agreement is a derivative contract in which one party (the receiver) receives the total return of a specific index on a notional amount of principal from a second party (the seller) in return for paying a funding cost, which is usually quoted in relation to the London Inter-Bank Offered Rate (“LIBOR”). During the life of the agreement, there are periodic exchanges of cash flows in which the index receiver pays the LIBOR based interest on the notional principal amount and receives

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

August 31, 2009

(or pays if the total return is negative or spreads widen) the index total return on the notional principal amount. A credit default swap is an agreement between a protection buyer and a protection seller whereby the buyer agrees to periodically pay the seller a premium, generally expressed in terms of interest on a notional principal amount, over a specified period in exchange for receiving compensation from the seller when an underlying reference debt obligation or index of reference debt obligations is subject to one or more specified adverse credit events (such as bankruptcy, failure to pay, acceleration of indebtedness, restructuring, or repudiation/moratorium). The Funds will become protection sellers to take on credit risk in order to earn a premium. The Funds will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Statement of Operations. Net payments on swap agreements are included as part of realized gain/loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, that there may be unfavorable changes in the fluctuation of interest rates or the occurrence of adverse credit events on reference debt obligations.

The following table sets forth the fair value of the Funds’ derivatives instruments:

Helios Strategic Mortgage Income Fund, Inc.

Derivatives Not Accounted for as Hedging Instruments Under FAS No. 133	Statement of Assets and Liabilities	Fair Value as of August 31, 2009	Average Notional Amount
Liabilities
Credit default swap contracts	Unrealized depreciation on swaps contracts	$(13,314,145)	$5,000,000

Helios Total Return Fund, Inc.

Derivatives Not Accounted for as Hedging Instruments Under FAS No. 133	Statement of Assets and Liabilities	Fair Value as of August 31, 2009	Average Notional Amount
Liabilities
Credit default swap contracts	Unrealized depreciation on swaps contracts	$(4,253,693)	$4,353,026

The following table sets forth the effect of derivative instruments on the Statement of Operations:

Helios Strategic Mortgage Income Fund, Inc.

Derivatives Not Accounted for as Hedging Instruments Under FAS No. 133	Location of Gains (Losses) on Derivatives Recognized in Income	Net Realized Gains (Losses) on Derivatives Recognized in Income	Change in Unrealized Gains (Losses) on Derivatives Recognized in Income
Futures Contracts	Futures Transactions	$179,081	$(57,220)
Credit default swap contracts	Swaps contracts	(11,937,555)	10,197,666

		$(11,758,474)	$10,140,446

Helios Total Return Fund, Inc.

Derivatives Not Accounted for as Hedging Instruments Under FAS No. 133	Location of Gains (Losses) on Derivatives Recognized in Income	Net Realized Gains (Losses) on Derivatives Recognized in Income	Change in Unrealized Gains (Losses) on Derivatives Recognized in Income
Futures Contracts	Futures Transactions	$764,060	$(279,999)
Credit default swap contracts	Swaps contracts	(13,690,659)	12,084,619

		$(12,926,599)	$11,804,620

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

August 31, 2009

As of August 31, 2009, the following swap agreements for Helios Strategic Mortgage Income Fund were outstanding:

Credit Default Swaps – Sell Protection

Notional Amount(1)	Expiration Date	Description	Net Unrealized Appreciation / (Depreciation)(2)
$5,000,000	02/11/44	Agreement with JPMorgan Chase & Co. (formerly Bear, Stearns & Co.), dated 06/01/07 to receive monthly the notional amount multiplied by 2.35% and to pay only in the event of a write down, or failure to pay a principal payment or an interest shortfall on BSCMS 2007-PW15 H.	$(4,404,416)
5,000,000	01/15/49	Agreement with JPMorgan Chase & Co. (formerly Bear, Stearns & Co.), dated 06/01/07 to receive monthly the notional amount multiplied by 2.45% and to pay only in the event of a write down, or failure to pay a principal payment or an interest shortfall on CSMC 2007-C2 K.	(4,523,707)
5,000,000	11/12/49	Agreement with JPMorgan Chase & Co. (formerly Bear, Stearns & Co.), dated 06/01/07 to receive monthly the notional amount multiplied by 2.35% and to pay only in the event of a write down, or failure to pay a principal payment or an interest shortfall on MSC 2007-T25 H.	(4,386,022)

			$(13,314,145)

As of August 31, 2009, the following swap agreements for Helios Total Return Fund were outstanding:

Credit Default Swaps – Sell Protection

Notional Amount(1)	Expiration Date	Description	Net Unrealized Appreciation / (Depreciation)(2)
$5,000,000	02/15/39	Agreement with Royal Bank of Scotland, dated 08/11/06 to receive monthly the notional amount multiplied by 1.08% and pay in the event of a write down, failure to pay a principal payment or an interest shortfall on CSMC 2006 C1K.	$(4,253,693)

			$(4,253,693)

(1)	The maximum potential amount the Funds could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the particular swap agreement.
(2)	Net unrealized depreciation when netted with upfront cash premiums paid represents the current fair value of credit derivatives and serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entities’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Designation of Restricted Illiquid Securities

The Funds invest in restricted securities, which are securities that may be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of August 31, 2009, the Funds held restricted securities as shown in the tables below that the Advisor has deemed illiquid pursuant to procedures adopted by the Funds’ Boards of Directors. Although recent instability in the markets has resulted in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors. The Funds do not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Valuation of Investments footnote and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

August 31, 2009

Helios Strategic Mortgage Income Fund, Inc.

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Asset-Backed Funding Certificates Series 2005-AQ1, Class B1	5.75%	06/25/35	05/23/05	$920,777	$52,372	0.1%
Asset-Backed Funding Certificates Series 2005-AQ1, Class B2	5.75	06/25/35	05/23/05	980,221	29,784	0.1
Banc of America Commercial Mortgage, Inc. Series 2006-1, Class J	5.78	09/10/45	04/06/06	951,229	90,778	0.1
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class K	5.88	04/10/49	05/24/07	2,637,300	153,372	0.3
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class L	5.37	04/10/49	05/24/07	984,157	53,708	0.1
Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class H	6.23	09/11/41	09/13/06	2,427,698	273,173	0.5
Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class K	5.26	09/11/41	09/13/06	300,638	31,018	0.1
Cendant Mortgage Corp. Series 2002-4, Class B6	6.50	07/25/32	07/26/02	136,671	122,111	0.2
Citigroup/Deutche Bank Commercial Mortgage Trust Series 2006-CD2, Class J	5.65	01/15/46	02/27/06	939,326	70,787	0.1
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class K	6.29	09/15/39	09/21/06	2,960,080	124,978	0.2
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class L	5.15	09/15/39	09/21/06	454,883	19,828	0.0
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class M	5.15	09/15/39	09/21/06	491,117	21,838	0.0
First Horizon Mortgage Pass-Through Trust Series 2005-4, Class B4	5.45	07/25/35	06/28/05	369,761	17,846	0.0
First Horizon Mortgage Pass-Through Trust Series 2005-5, Class B4	5.46	10/25/35	09/08/05	516,615	14,134	0.0
Harborview Mortgage Loan Trust Series 2005-1, Class B4	2.03	03/19/35	02/11/05	371,698	17,143	0.0
Harborview Mortgage Loan Trust Series 2005-2, Class B4	2.03	05/19/35	03/22/05	884,108	4,870	0.0
Harborview Mortgage Loan Trust Series 2005-9, Class B11	2.02	06/20/35	10/03/07	393,244	36,752	0.1
JP Morgan Chase Commercial Mortgage Securities Series 2006-CB14, Class H	5.72	12/12/44	03/02/06	1,146,330	110,216	0.2
JP Morgan Chase Commercial Mortgage Securities Series 2007-LD11, Class K	6.01	06/15/49	06/28/07	1,634,260	132,248	0.2
JP Morgan Mortgage Trust Series 2007-CB18, Class G	5.92	06/12/47	10/11/07	503,478	38,845	0.1
Resix Finance Limited Credit-Linked Note Series 2004-A, Class B10	11.75	02/10/36	03/09/04	435,181	140,302	0.2
Resix Finance Limited Credit-Linked Note Series 2004-B, Class B8	5.00	02/10/36	05/21/04	711,006	182,515	0.3
Resix Finance Limited Credit-Linked Note Series 2004-B, Class B9	8.50	02/10/36	05/21/04	1,089,164	348,532	0.6

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

August 31, 2009

Helios Strategic Mortgage Income Fund, Inc. (continued)

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Resix Finance Limited Credit-Linked Note Series 2004-C, Class B7	3.75%	09/10/36	09/23/04	$922,584	$212,194	0.4%
Resix Finance Limited Credit-Linked Note Series 2005-C, Class B7	3.35	09/10/37	09/09/05	1,880,364	131,625	0.2
Resix Finance Limited Credit-Linked Note Series 2006-C, Class B9	4.42	07/15/38	09/14/06	1,488,648	38,407	0.1
Resix Finance Limited Credit-Linked Note Series 2003-CB1, Class B8	7.00	06/10/35	12/22/04	576,234	345,337	0.6
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class L	5.13	04/15/47	05/11/07	1,559,395	82,384	0.1
Washington Mutual Mortgage Securities Corp. Series 2005-AR2, Class B10	1.47	01/25/45	01/20/05	1,187,301	9,092	0.0

					$2,906,189	4.9%

Helios Total Return Fund, Inc.

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Asset Backed Funding Certificates Series 2005-AQ1, Class B1	5.75%	06/25/35	05/23/05	$1,841,554	$104,744	0.1%
Asset Backed Funding Certificates Series 2005-AQ1, Class B2	5.75	06/25/35	05/23/05	1,948,306	59,200	0.0
Banc of America Commercial Mortgage Trust Series 2006-2, Class J	5.48	05/10/45	06/12/06	294,977	25,582	0.0
Banc of America Commercial Mortgage Trust Series 2007-2, Class K	5.88	04/10/49	05/24/07	4,395,500	255,620	0.2
Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class H	6.23	09/11/41	09/13/06	4,045,832	455,250	0.3
Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class J	5.26	09/11/41	09/13/06	801,042	89,591	0.1
Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class K	5.26	09/11/41	09/13/06	600,409	61,947	0.0
Citigroup/Deutche Bank Commercial Mortgage Trust Series 2006-CD2, Class J	5.65	01/15/46	02/27/06	939,326	70,787	0.0
Credit Suisse First Boston Mortgage Series 2004-C5, Class J	4.65	11/15/37	12/16/04	902,977	109,121	0.1
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class K	6.29	09/15/39	09/21/06	4,933,467	208,296	0.1
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class L	5.15	09/15/39	09/21/06	606,510	26,437	0.0
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class M	5.15	09/15/39	09/21/06	655,402	29,143	0.0
Federal National Mortgage Association Series 1998-W6, Class B3	7.09	10/25/28	12/22/98	662,016	522,302	0.3
First Horizon Mortgage Pass-Through Trust Series 2005-4, Class B5	5.45	07/25/35	06/28/05	315,026	9,914	0.0

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

August 31, 2009

Helios Total Return Fund, Inc. (continued)

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
First Horizon Mortgage Pass-Through Trust Series 2005-4, Class B6	5.45%	07/25/35	06/28/05	$96,647	$1,489	0.0%
Franchisee Loan Receivable Trust Series 1995-B, Class A	10.25	10/01/15	12/20/95	677,199	149,390	0.1
Harborview Mortgage Loan Trust Series 2005-1, Class B4	2.03	03/19/35	02/11/05	746,346	34,422	0.0
Harborview Mortgage Loan Trust Series 2005-2, Class B4	2.03	05/19/35	03/22/05	1,767,921	9,739	0.0
Harborview Mortgage Loan Trust Series 2005-9, Class B11	2.02	06/20/35	10/03/07	657,050	61,407	0.0
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2006-CB14, Class H	5.72	12/12/44	03/02/06	2,177,175	209,328	0.1
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-CB18, Class G	5.92	06/12/47	10/11/07	1,006,956	77,690	0.1
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-LD11, Class J	6.01	06/15/49	06/28/07	466,449	40,623	0.0
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-LD11, Class K	6.01	06/15/49	06/28/07	816,695	66,089	0.0
LB-UBS Commercial Mortgage Trust Series 2002-C2, Class L	5.68	07/15/35	06/26/02	4,845,345	2,858,147	1.7
LNR CDO V Limited Series 2007-1A, Class F	1.71	12/26/49	02/27/07	3,750,000	75,000	0.1
Merrill Lynch Mortgage Investors Trust Series 2006-AF1, Class AF2B	6.25	08/25/36	06/19/09	1,731,152	2,067,652	1.3
Morgan Stanley Capital I Series 2006-IQ11, Class J	5.53	10/15/42	05/24/06	218,768	16,354	0.0
Morgan Stanley Capital I Series 2006-T21, Class H	5.43	10/12/52	04/06/06	1,394,804	167,096	0.1
Porter Square CDO I Limited Series 1A, Class C	4.55	08/15/38	06/24/04	2,120,798	21	0.0
Resix Finance Limited Credit-Linked Notes Series 2004-A, Class B10	11.75	02/10/36	03/09/04	761,566	245,529	0.2
Resix Finance Limited Credit-Linked Notes Series 2004-C, Class B7	3.75	09/10/36	09/23/04	1,383,877	318,292	0.2
Resix Finance Limited Credit-Linked Notes Series 2003-D, Class B7	6.00	12/10/35	11/19/03	1,630,521	841,186	0.5
Resix Finance Limited Credit-Linked Notes Series 2003-CB1, Class B8	7.00	06/10/35	12/22/04	1,158,231	690,674	0.4
Resix Finance Limited Credit-Linked Notes Series 2005-C, Class B7	3.35	09/10/37	09/09/05	3,760,727	263,251	0.2
Resix Finance Limited Credit-Linked Notes Series 2006-C, Class B11	7.52	07/15/38	09/14/06	992,435	39,697	0.0
Resix Finance Limited Credit-Linked Notes Series 2006-C, Class B12	9.52	07/15/38	09/14/06	1,641,652	82,083	0.1
Washington Mutual Series 2005-AR2, Class B11	1.47	01/25/45	01/20/05	381,781	1,272	0.0

					$10,344,365	6.3%

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HELIOS TOTAL RETURN FUND, INC.

By:	/s/ John J. Feeney, Jr.
John J. Feeney, Jr. Principal Executive Officer

Date: October 14, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John J. Feeney, Jr.
John J. Feeney, Jr. Principal Executive Officer

Date: October 14, 2009

By:	/s/ Steven M. Pires
Steven M. Pires Treasurer and Principal Financial Officer

Date: October 14, 2009